Derivative Instruments Not Designated as Hedging Instruments Relationships (Detail) (Not Designated as Hedging Instrument, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	¥ (5,378)	¥ (5,866)	¥ 941
Forward Contracts | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	(5,737)	329	(1,411)
Option contracts | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	(4)	0	(9)
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	579	(5,995)	2,816
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	¥ (216)	¥ (200)	¥ (455)